Investment Objectives and Goals - AMERICAN BALANCED FUND	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	American Balanced Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.